Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (56,808)	$ (37,047)
Changes in operating assets and liabilities:
Prepaid rent
Accounts payable	$ 47,709	$ 21,423
Net cash used by operating activities	(9,099)	(15,624)
Cash flows from Financing Activities
Proceeds from shareholder loans	9,084	15,620
Net cash provided by financing activities	9,084	15,620
Net increase (decrease) in cash	(15)	(4)
Cash - beginning of the period	$ 15	19
Cash - ending of the period		$ 15
Supplemental disclosures
Interest paid
Income taxes paid